Subsequent event	6 Months Ended
Jun. 30, 2025
Subsequent event
Subsequent event

12.Subsequent event

In July 2025, the Group’s subsidiary, BW LPG India, secured a US$215 million Term Loan Facility to refinance its existing debt and to support the acquisition of two modern VLGCs, BW Chinook and BW Pampero, from BW LPG.